Investment property (Tables)	12 Months Ended
Dec. 31, 2025
Investment property [abstract]
Summary of Investment Property

	31.12.2024	31.12.2025	31.12.2025
	RMB’000	RMB’000	US$’000
Cost
At January 1	33,647	33,574	4,850
Translation difference	(73)	384	55
At December 31	33,574	33,958	4,905
Accumulated depreciation
At January 1	29,544	29,401	4,247
Charge for the year	361	385	56
Translation difference	(504)	33	4
At December 31	29,401	29,819	4,307
Net carrying amount	4,173	4,139	598
Fair value	13,294	13,979	2,019
Consolidated statements of profit or loss:
Rental income from an investment property
- Minimum lease payments	156	165	24
Direct operating expenses (including repairs and maintenance) arising from the rental generating property	(668)	(715)	(103)

Summary of Fair Value Measurement of Investment Property

The following table shows information about fair value measurement of the investment property using significant unobservable inputs (Level 3):

	Valuation techniques	Unobservable input	Inter-relationship between key unobservable inputs and fair value measurement
2025	Market comparison and cost method	Comparable price: -RMB 71 to RMB 593 (US$10 to US$86) per square foot	The estimated fair value increases with higher comparable price

2024	Market comparison and cost method	Comparable price: -RMB 102 to RMB 570 per square foot	The estimated fair value increases with higher comparable price